Expense Example - VIPRealEstatePortfolio-InvestorPRO - VIPRealEstatePortfolio-InvestorPRO - VIP Real Estate Portfolio - VIP Real Estate Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859